Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Operating costs		$ 3,712,997	$ 106,435
Loss from operations		(3,712,997)	(106,435)
Other income:
Interest income		4,054,156	471,972
Income before provision for income taxes		341,159	365,537
Provision for income taxes		(688,516)	(77,877)
Net (loss) income		$ (347,357)	$ 287,660
Weighted average shares outstanding, basic and diluted (in shares)	[1]	6,348,851	6,240,480
Basic and diluted net loss per common share (in dollars per share)	[2]	$ (0.52)	$ (0.01)

[1]	Excludes an aggregate of 18,598,256 and 18,926,577 shares subject to possible redemption at December 31, 2019 and 2018.
[2]	Excludes income of $2,943,051 and $347,852 attributable to common stock subject to possible redemption for the years ended December 31, 2019 and 2018, respectively.